Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
	2022	2021	2020
Non-PRC operations	$(385,297)	$(328,672)	$(46,483)
PRC operations	2,254,260	2,540,883	2,004,584
Total income before income taxes	$1,868,963	$2,212,211	$1,958,101

Schedule of income tax expense
	2022	2021	2020
Current tax expense
PRC	$276,190	$202,229	$26,946
Deferred tax expense
PRC	177,028	340,624	242,296
Total income tax expense	$453,218	$542,853	$269,242

Schedule of deferred tax assets and liabilities
	2022	2021
Deferred tax assets
Net operating loss	$5,313	$8,060
Deferred revenue	205,605	147,876
Unbilled cost	355,461	225,242
Unbilled interest expenses	34,592	-
Software amortization	267,039	290,149
Allowance for doubtful accounts	8,308	15,270
Inventories obsolescence	7,043	1,759
Unrealized losses on trading securities	1,809	1,966
Accrued Bonus	62,441	40,377
Other	31,819	27,491
Total deferred tax assets	979,430	758,190
Deferred tax liabilities
Unbilled revenue	(2,149,169)	(1,880,466)
Unbilled interest income	(69,149)	-
Deferred government subsidiary income	(42,806)	(46,511)
Unrealized gain on short-term investment	(2,796)	(23,742)
Other	(4,462)	(13,977)
Total deferred tax liabilities	(2,268,382)	(1,964,696)
Valuation allowance	(11,469)	(19,135)
Net deferred tax liabilities	$(1,300,421)	$(1,225,641)

Schedule of a reconciliation of income tax expense
	2022	2021	2020
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in different jurisdictions	5.2%	3.7%	-%
Permanent difference
For inventory loss	-	-	0.1%
For deferred offering costs	0.0%	0.7%	(2.5)%
For others	(0.1)%	0.4%	0.8%
Tax holiday effect	(5.9)%	(5.3)%	(9.6)%
Effective tax rate	24.2%	24.5%	13.8%